Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,832,937.00
Previously Paid Amount	4,956.22
Total Fee Amount	7,434.33
Total Offset Amount	0.00
Net Fee	$ 2,478.11